Label		Element	Value
AllianzGI U.S. Managed Volatility Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	AllianzGI U.S. Managed Volatility Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 114 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2015 was 165%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	165.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund intends to utilize an investment strategy that focuses on the overall management of portfolio volatility. The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The Fund currently defines “U.S. companies” as those companies whose securities are traded in the U.S. markets and that (i) are organized or headquartered in the U.S. or (ii) are designated as U.S. companies by commonly recognized market data services. The Fund expects to invest typically in companies with market capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Index (approximately $1.6 billion as of June 30, 2015). This focus may result in the Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. Under the Sub-Adviser’s managed volatility strategy, the portfolio managers seek to emphasize stocks that exhibit a lower sensitivity to broader market movements (or “beta”), as they believe that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process is iterative in nature. Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector, capitalization and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns. The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative performance (or “alpha”). The portfolio managers consider whether to sell a particular security when any of the above factors materially changes, or when a more attractive investment candidate is available.

In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class D performance would be similar to Class A performance because of the similar expenses paid by Class A shares. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Institutional Class and Class P performance would be higher than Class A performance because of the higher expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information. Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	us.allianzgi.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns — Class A
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads).
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

More Recent Return Information
1/1/15–6/30/15	-1.61%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 01/01/2013–03/31/2013	14.21%
Lowest 10/01/2008–12/31/2008	-25.14%

Year to Date Return, Label		rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(1.61%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	14.21%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.14%)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/14)
AllianzGI U.S. Managed Volatility Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	13.24%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.64%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	7.96%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	9.92%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 19, 2002
AllianzGI U.S. Managed Volatility Fund | MSCI USA Minimum Volatility Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	15.76%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.12%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	7.72%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	9.12%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 19, 2002
AllianzGI U.S. Managed Volatility Fund | Lipper Multi-Cap Core Funds Average
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	9.98%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	13.91%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	7.18%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	9.08%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 19, 2002
AllianzGI U.S. Managed Volatility Fund | A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.96%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	643
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	839
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,052
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,663
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	643
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	839
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,052
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,663
Annual Return 2005		rr_AnnualReturn2005	3.76%
Annual Return 2006		rr_AnnualReturn2006	15.12%
Annual Return 2007		rr_AnnualReturn2007	17.23%
Annual Return 2008		rr_AnnualReturn2008	(41.50%)
Annual Return 2009		rr_AnnualReturn2009	29.55%
Annual Return 2010		rr_AnnualReturn2010	11.93%
Annual Return 2011		rr_AnnualReturn2011	3.23%
Annual Return 2012		rr_AnnualReturn2012	6.96%
Annual Return 2013		rr_AnnualReturn2013	22.82%
Annual Return 2014		rr_AnnualReturn2014	11.28%
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	5.16%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	9.80%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	5.41%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	6.80%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 19, 2002
AllianzGI U.S. Managed Volatility Fund | A | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	1.95%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	8.00%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	4.17%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	5.75%
AllianzGI U.S. Managed Volatility Fund | A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	3.54%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	7.47%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	4.03%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	5.32%
AllianzGI U.S. Managed Volatility Fund | B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees		rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.71%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 674
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	839
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,128
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,727
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	539
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	928
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,727
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	5.40%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	9.95%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	5.36%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	6.76%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 19, 2002
AllianzGI U.S. Managed Volatility Fund | C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.71%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 274
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,019
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	539
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	928
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,019
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	9.41%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	10.21%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	5.21%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	6.48%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 19, 2002
AllianzGI U.S. Managed Volatility Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	762
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	62
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	195
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	340
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 762
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	11.64%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	11.45%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	6.40%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	7.70%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 19, 2002
AllianzGI U.S. Managed Volatility Fund | P
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	883
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	395
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 883
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	11.55%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	11.33%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	6.29%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	7.59%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 19, 2002
AllianzGI U.S. Managed Volatility Fund | D
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,178
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	306
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	531
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,178
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	11.30%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	11.06%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	5.99%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	7.27%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 19, 2002

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.